Insurance Liabilities - Expected future benefits, expenses, and gross premiums (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefits and expense	$ 1,959	$ 1,747
Expected future gross premiums	0	0
Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefits and expense	321	328
Expected future gross premiums	0	0
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefits and expense	38,909	38,869
Expected future gross premiums	29,035	29,272
Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefits and expense	25,066	20,839
Expected future gross premiums	0	0
Corporate and Other *
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefits and expense	44,530	46,038
Expected future gross premiums	$ 2,262	$ 2,437